Basis of Presentation (Details) - Schedule of derivative financial instruments measured at fair value on a recurring basis - DIGERATI TECHNOLOGIES, INC [Member] $ in Thousands	3 Months Ended
Oct. 31, 2022 USD ($)
Basis of Presentation (Details) - Schedule of derivative financial instruments measured at fair value on a recurring basis [Line Items]
Beginning balance	$ 10,587,717
Derivative loss	3,076,318
Ending balance	$ 13,664,035